SEGMENT (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT
Schedule of significant segment expenses

	For the Years Ended
	December 31,
	2023	2024	2025
Expenses
Operating expenses, excluding share-based compensation, depreciation and amortization expense
Research and development	$22,868	$25,867	$35,925
Wages and salaries	1,379	2,144	2,622
Contracted research expenses and clinical trial expenses	20,038	18,057	28,334
Consultancy and professional service fees	881	1,698	3,986
Royalties	118	3,353	120
Other expenses*	452	615	863
Selling, General and administrative	4,578	4,693	8,900
Wages and salaries	1,488	1,683	2,942
Professional service fee	1,794	1,548	3,516
Insurance expense	995	989	1,047
Other expenses*	301	473	1,395
Total operating expenses, excluding share-based compensation	27,446	30,560	44,825
Share-based compensation
Research and development	1,716	3,775	9,147
Selling, General and administrative	2,107	5,212	29,772
Total share-based compensation	3,823	8,987	38,919
Depreciation and amortization expense	399	449	464
Total operating expenses	31,668	39,996	84,208
Operating loss	(31,668)	(39,996)	(84,208)
Interest income	74	3,737	6,640
Interest expense	(25)	(20)	(2)
Other income (expense)	(4)	141	(41)
Income tax expense	9	6	—
Segment and consolidated net loss	$(31,632)	$(36,144)	$(77,611)

*Other expenses include travelling, transportation, rent and utilities expenses.